Income Taxes (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	5.36%	(0.06%)
Tax on foreign operations	(0.78%)	(1.27%)
State research and development credits	1.06%	1.11%
Other	(2.29%)	(3.07%)
Valuation allowance	(38.35%)	(31.71%)
Effective tax rate	0.00%	0.00%